Taxation	9 Months Ended
Sep. 30, 2023
Income Tax Expense
Taxation

12.Taxation

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022*	2023	2022*
	$’000	$’000	$’000	$’000

Current taxes on income	28,567	31,897	91,484	83,905
Deferred income taxes	(11,908)	(89,201)	(2,366)	(107,850)
Total taxes	16,659	(57,304)	89,118	(23,945)

Income tax expense is recognized in each interim period based on tax computations for each group entity based upon the profit or loss before tax in the period. Adjustments for material temporary and permanent differences are made by reference to the relevant tax rules, making suitable pro-rated adjustments for rates applying on an annual basis for the full financial year under the tax rules. Accordingly, the interim period income tax expense is accrued at the effective tax rate that would be applicable to the pre-tax income of the interim period.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.